Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt
16.	Long-term debt

	2022	2021
	($)	($)
Balance – Beginning of year	3,764	—
Additions- mining equipment financing	17,772	4,015
Repayment of liabilities	(4,860)	(251)
Currency translation adjustments	243	—
Balance – End of year	16,919	3,764

Current long–term debt	4,663	1,610
Non-current long–term debt	12,256	2,154
	16,919	3,764

The Company financed a portion of the mining equipment acquisitions with third parties. The loans are guaranteed by the mining equipment and are payable in monthly instalments over the following periods:

	Less than 1 year	1-2 years	3-4 years
	$	$	$
Total payments	4,662	11,734	523